Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash	$ 10,701	$ 10,716
Inventory	21,605	0
TOTAL CURRENT ASSETS	32,306	10,716
TOTAL ASSETS	32,306	10,716
LIABILITIES AND SHAREHOLDERS' DEFICIT
Due to related parties	56,465	97,706
TOTAL CURRENT LIABILITIES	56,465	97,706
SHAREHOLDERS' DEFICIT
Common Stock, 100,000,000 shares authorized, 1,663,169 and 1,000,383, respectively, issued and outstanding, par value $.0001	166	85
Additional Paid-in-Capital	3,914,300	3,816,675
Deficit accumulated before development stage	(3,732,970)	(3,732,970)
Deficit accumulated during development stage	(205,655)	(170,780)
Total Stockholders Equity	(24,159)	(86,990)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 32,306	$ 10,716